Financial Statement Details - Inventories (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Inventory, Net [Abstract]
Raw material	$ 36.9	$ 31.5
Work-in-progress	73.9	65.3
Finished goods	11.1	15.0
Inventories	121.9	111.8
Inventory [Line Items]
Inventories	121.9	111.8
Operating Segments | Wolfspeed Segment
Inventory, Net [Abstract]
Inventories	97.3	81.6
Inventory [Line Items]
Inventories	97.3	81.6
Operating Segments | Inventory related to future Wafer Supply Agreement
Inventory, Net [Abstract]
Inventories	19.0	23.6
Inventory [Line Items]
Inventories	19.0	23.6
Unallocated inventories
Inventory, Net [Abstract]
Inventories	5.6	6.6
Inventory [Line Items]
Inventories	$ 5.6	$ 6.6